Intangible Assets - Turkcell 3G License - Additional Information (Detail) ₺ in Thousands, € in Thousands		12 Months Ended
	Apr. 30, 2009 EUR (€)	Dec. 31, 2019 TRY (₺)	Dec. 31, 2018 TRY (₺)	Dec. 31, 2017 TRY (₺)
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible asset		₺ 11,308,062	₺ 10,050,172	₺ 8,340,410
Turkcell 3G license [member]
Disclosure of detailed information about intangible assets [line items]
Consideration paid for acquiring license | €	€ 358,000
Carrying amount of intangible asset		₺ 359,071	₺ 397,543
Amortization period of intangible asset		25 years